Capital and Reserves	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Capital and Reserves
17.	CAPITAL AND RESERVES
Share capital and share premium
As of December 31, issued share capital is as follows:

(In thousand Euros)	Total Shares	Share capital
December 31, 2022
Class A shares of euro 0.12 nominal value each	148,900,355	17,868
Class B shares of euro 1.20 nominal value each	23,250,793	27,901

Total	172,151,148	45,769

(In thousand Euros)	Total Shares	Share capital
December 31, 2021
Class A shares of euro 0.12 nominal value each	138,158,783	16,579
Class B shares of euro 1.20 nominal value each	23,250,793	27,901

Total	161,409,576	44,480

As at December 31, 2022 and 2021, authorized share capital is as follows:

(In thousand Euros)	Total Shares	Nominal	Amount
Class A	400,000,000	0.12	48,000
Class B	50,000,000	1.20	60,000
Conversion shares	2	1.00	0

Total	450,000,002		108,000

All the shares issued were fully paid as of the date of the capital increase. Wallbox Class A ordinary shares and Wallbox Class B ordinary shares provide their holders with same economic rights; however, Class B provides them with 10 voting rights and Class A only 1 voting right.
Wallbox Class A Shares began trading on the NYSE under the “WBX” symbol on October 4, 2021.
Movement of share capital and share premium are as
follows
:

		Price per
(In thousand Euros)	Shares	Share (Euros)	Share Capital	Share Premium
At December 31, 2020	392,118		196	28,726

September 2021 convertible bonds conversion	147,443	0.50	73.72	87,032
October 2021 elimination old shares class A y B	(539,561)	0.50	(269.78)	(47,692)
October 2021 share capital Class A increase	107,153,437	0.12	12,858.41	7,247
October 2021 share capital Class B increase	23,250,793	1.20	27,900.95	—
October 2021 share capital Class A for Kensington (*)	19,861,318	0.12	2,383.00	151,915
October 2021 share capital Class A for PIPE	11,100,000	0.12	1,332.00	94,528
November 2021 Kensington Warrant conversion (Class A Shares)	43,028	0.12	5.00	621
December 2021 Kensington Warrant conversion (Class A Shares)	1,000	0.12	0.12	14

At December 31, 2021	161,409,576		44,480	322,391

(*)	Includes Euros 17,397 thousand for issuance costs.

(In thousand Euros)	Shares	Price per Share (Euros)	Share Capital	Share Premium
At December 31, 2021	161,409,576		44,480	322,391

January 2022: Kensington Warrant conversion (Class A Shares)	156,699	0.12	18.80	2,205
February 2022: Kensington Warrant conversion (Class A Shares)	304,635	0.12	36.56	4,032
March 2022: Kensington Warrant conversion (Class A Shares)	22	0.12	—	14
April 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	17,208	0.12	2.06	12
May 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	401,598	0.12	48.00	234
June 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	380,176	0.12	45.62	203
July 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	40,930	0.12	4.91	27
July 2022: Payment in share Electromaps Acquisition	163,861	0.12	19.66	1,480
July 2022: Payment in share Ares Acquisition	700,777	0.12	84.09	6,216
September 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	129,336	0.12	15.52	377
October 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	73,460	0.12	8.82	48
October 2022: Kensington Warrant conversion (Class A Shares)	1	0.12	—	—
November 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	56,992	0.12	6.84	40
December 2022: Stock option plan execution (MSOP/ESOP/RSU) (Class A Shares)	139,183	0.12	16.70	216
December 5, 2022 Capital Incresase ( Private Placement) (Class A Shares)	8,176,694	0.12	981.00	40,745

At December 31, 2022	172,151,148		45,768	378,240

On December 31, 2020, share capital of Wallbox Chargers S.L.U. totaled Euros 196 thousand and consisted of 392,118 shares with a par value of Euro 0.50 each (at December 31, 2019, share capital amounted to thousand Euros 169 and consisted of 337,300 shares with a par value of Euros 0.50 each).
On September 16, 2021, convertible bonds and a convertible note were converted, resulting in a capital issuance of 147,443 Class A ordinary shares of Wallbox Chargers S.L.U. with a par value of Euros 0.50 each, with a corresponding increase in share capital and share premium totaling Euros 74 thousand and Euros 87,032 thousand, respectively (see Note 13).
As indicated in Note 6, on October 1, 2021, pursuant to the Business Combination Agreement, each holder of Wallbox Chargers S.L.U. ordinary shares exchanged by means of a contribution in kind its Wallbox Chargers S.L.U. ordinary shares to Wallbox N.V. in exchange for the issuance of shares in accordance with the Exchange Ratio. As a result, Wallbox Chargers became a wholly owned subsidiary of Wallbox N.V. The contribution consisted of 539,561 Wallbox Chargers S.L.U. ordinary shares, Euros 0.50 par value, being exchanged for 106,778,437 Class A ordinary shares of Wallbox N.V., Euros 0.12 par value, and 23,250,793 Class B ordinary shares, Euros 1.20 par value. Share capital increased by Euros 40,445 thousand and the share premium decreased by the same amount.
Furthermore, on October 1, 2021, each share of Kensington’s common stock was exchanged by means of a contribution in kind in exchange for the issuance of Class A Shares, whereby Wallbox issued one Class A Share for each share of new Kensington common stock exchanged, resulting in the issuance of 19,861,318 Wallbox Class A ordinary shares, Euros 0.12 par value. Consequently, share capital increased by Euros 2,383 thousand and share premium by Euros 151,915 thousand, which includes the impact of the IFRS 2 share listing expense totaling thousand Euros 72,172 (see Note 6) and the deduction of the net balance of transaction costs totaling Euros 17,397 thousand (see Note 6).
Concurrently with the execution of the Business Combination Agreement, Kensington and Wallbox entered into Subscription Agreements (the “Subscription Agreements”), dated June 9, 2021 and September 29, 2021, with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe to and purchase, and Wallbox agreed to issue and sell, an aggregate of 11,100,000 Class A Shares (the “PIPE Shares”) at a price of USD 10.00 per share for an aggregate of USD 111,000 thousand
in proceeds (the “PIPE Financing”) on the Closing Date. Such 11,100,000 Class A Shares resulted in increases to share capital and share premium totaling Euros 1,332 thousand and Euros 94,528 thousand, respectively.
In September 2021, Wallbox NV issued 375,000 Class A ordinary shares, par value Euro 0.12, increasing share capital by Euros 45 thousand.
Finally, as indicated in Note 13, on November 23, 2021 and December 21, 2021, 43,028 and 1,000 Public Warrants, respectively, were converted into 43,028 and 1,000 Wallbox Class A ordinary shares, par value Euros 0.12, increasing share capital by thousand Euros 5 and raising share premium by Euros 636 thousand.
The capital increase that had taken place during fiscal year 2022 corresponds mainly due to the private placement, execution of the Stock Plan (see Note 22), the Kensington warrant conversion (refer to Note 13) and payment with shares of the Ares acquisition (See Note 6) and Electromaps acquisition (See Note 13).
The share premium is freely distributable, provided that equity is not lower than the aggregate of share capital as a result of such distributions and the legal reserves.

Nature and purpose of reserves
Consolidated prior years’ accumulated deficit
At December 31, 2022, total consolidated accumulated deficit was Euros 306,696 thousand (Euros 243,896 thousand at December 31, 2021).
A free distribution is restricted for the amount of capitalized internal development costs as carried on the consolidated statement of financial position. As at December 31, 2022 the amount of capitalized development costs as carried on the consolidated statement of financial position amounts to Euros 49,536 thousand (2021: Euros 31,514 thousand) as further detailed in Note 10.
Foreign currency translation reserve
The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations, as well as the foreign currency differences arising from the effective portion of hedges of a net investment in a foreign operation. This legal reserve is not freely distributable. This reserve was Euros 10,597 thousand at December 31, 2022 (Euros 2,601 thousand at December 31, 2021).
Other equity components
Share-based payments
The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. This reserve was Euros 39,002 thousand at December 31, 2022 (Euros 5,483 thousand at December 31, 2021). Refer to Note 22 for further details of these plans.
In addition, this caption includes Euros 2,207 thousand corresponding to the amount to be paid in shares corresponding to the acquisition of Coil (see Note 6).
Measurement adjustments to financial assets through OCI
Investments in hedge funds referred to in Note 13 are measured at fair value at year end. The change in their valuation is recognized as other equity components through other comprehensive income.